SIGNIFICANT ACCOUNTING POLICIES - Remaining Performance Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
2022-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected amount of remaining performance obligations	$ 33,130
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Expected percent of remaining performance obligations	43.00%
2023-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected percent of remaining performance obligations	57.00%